Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2018
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

 NOTE 3 - Summary of Significant Accounting Policies

Basis of Presentation and Change in Fiscal Year

The accompanying consolidated financial statements have been prepared in accordance with accounting standards generally accepted in the United States of America, In September 2018, the Board of Directors of the Company, pursuant to the bylaws and based upon the recommendation of its Audit Committee, approved a change in the Company’s fiscal year end from December 31 to September 30. The Company’s fiscal year now begins on October 1 and ends on September 30 of each year, starting on October 1, 2018. The required transition period of January 1, 2018 to September 30, 2018 is included in the consolidated financial statements. For comparative purposes, the unaudited consolidated statements of operations and consolidated statements of cash flows for the nine months ended September 30, 2017 are also presented.

Management’s Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash. The Company’s cash is held by one financial institution in the United States. Amounts on deposit may at times exceed federally insured limits. Management believes that the financial institution is financially sound, and accordingly, minimal credit risk exists with respect to the financial institution. As of September 30, 2018, the Company did not have any deposits in excess of federally insured amounts.

Common Stock Valuation

Due to the limited market liquidity for the Company’s common stock, the Company utilized methodologies in accordance with the framework of the American Institute of Certified Public Accountants’ Technical Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation (the “Practice Aid”), to estimate the fair value of its common stock. The valuation methodology includes estimates and assumptions that require the Company’s judgment. These estimates and assumptions include a number of objective and subjective factors, including external market conditions affecting the biotechnology industry sector, and the likelihood of achieving a liquidity event, such as an offering or sale. Significant changes to the key assumptions used in the valuations may result in different fair values of common stock at each valuation date. Following is a summary of underlying assumptions used:

Prior to the Acquisition

Prior to the Acquisition on July 20, 2017, NeuroOne was a private company with no active public market for its common stock. Therefore, at the time, NeuroOne determined the fair value of its common stock using a contemporaneous valuation performed in accordance with the Practice Aid. Within this contemporaneous valuation performed by NeuroOne included the following significant factors:

●	recent securities transactions;

●	stage of development and business strategy;

●	the likelihood of a liquidity event such as an initial public offering, a merger or the sale of our company;

●	financial condition and operating results, including our projected results; and

●	financial condition and operating results of comparable publicly owned companies

The fair value of NeuroOne’s common stock prior to the Acquisition was determined during a period when there was limited data with regard to value indication other than convertible notes issued between November 2016 and June 2017. At the time, such convertible notes contained a $1.80 conversion cap, which was treated as an estimated price of preferred stock into which the notes would convert. A transaction backsolve was performed that equated the $1.5 million investment in the convertible notes with the resulting equity allocation to the hypothetical converted shares and warrants expected to be issued upon conversion. The resulting equity value was then used to infer the value of common stock within the same option-pricing framework. This scenario implicitly assumed 100% likelihood of a stock financing. In order to account for the possibility of dissolution, the transaction backsolve was used along with a dissolution scenario within a hybrid Probability Weighted Expected Return Method (“PWERM”). The scenarios were weighted 50/50, and a Discount For Lack of Marketability (“DLOM”) applied, to determine the valuation conclusion.

Following the Acquisition

For valuations following the Acquisition, including the valuation of common stock on December 31, 2017, the Company estimated our enterprise value on a continuing operations basis, using the market approach, with certain adjustments relating to the thinly traded status of the Company. The traded price of the Company was deemed not to be an entirely reliable indication of fair market value given the lack of trading liquidity. Therefore, in addition to applying partial weighting to the traded price, the Company relied on forward revenue multiples from guideline public companies (“GPC”) for calendar year 2019 and 2020. The resulting equity value from the GPC method was allocated to common stock using the option pricing method, and a DLOM was applied. Based on the above methodology and weightings, the Company derived a valuation conclusion of $2.30 and $2.52 per share as of September 30, 2018 and December 31, 2017, respectively.

The significant factors contributing to the increase in the fair value the Company’s common stock following the Acquisition included the following:

●	The successful completion of the reverse merger;

●	Access to new capital as a public company;

●	Improved revenue projections;

●	Improved general economic conditions;

●	Additional issuance of convertible notes; and

●	Important developments relating to achievement of our business objectives

The fair value the Company’s common stock is used as an input into the fair value determination of the warrants, stock option or other equity awards that the Company has issued or are outstanding liabilities at the reporting date.

Fair Value of Financial Instruments

The Company’s accounting for fair value measurements of assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring or nonrecurring basis adheres to the Financial Accounting Standards Board (FASB) fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the Company at the measurement date.

●	Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

●	Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

As of September 30, 2018 and December 31, 2017, the fair values of cash, accounts payable, accrued expenses and the unsecured loans approximated their carrying values because of the short-term nature of these assets or liabilities. The estimated fair value of the short-term and convertible promissory notes of the Company was based on amortized cost which was deemed to approximate fair value. The fair value of the warrant liability and the premium conversion derivatives associated with the convertible promissory notes of the Company were based on both the estimated fair value of our common stock of $2.30 and $2.52 as of September 30, 2018 and December 31, 2017, respectively, and cash flow models discounted at current implied market rates evidenced in recent arms-length transactions representing expected returns by market participants for similar instruments and are based on Level 3 inputs. There were no transfers between fair value hierarchy levels during the nine month transition period ended September 30, 2018 or for the year ended December 31, 2017.

The fair value of financial instruments measured on a recurring basis is as follows:

	As of September 30, 2018
Description	Total	Level 1	Level 2	Level 3
Liabilities:
Warrant liability	$817,155	$—	$—	$817,155
Premium conversion derivatives	308,395	—	—	308,395
Total liabilities at fair value	$1,125,550	$—	$—	$1,125,550

	As of December 31, 2017
Description	Total	Level 1	Level 2	Level 3
Liabilities:
Warrant liability	$1,381,465	$—	$—	$1,381,465
Premium conversion derivatives	462,174	—	—	462,174
Total liabilities at fair value	$1,843,639	$—	$—	$1,843,639

The following table provides a roll-forward of the warrant liability and premium debt conversion derivatives measured at fair value on a recurring basis using unobservable level 3 inputs for the nine month transition period ended September 30, 2018 and for the year ended December 31, 2017:

	2018	2017
Warrant liability
Balance as of beginning of period	$1,381,465	$345,960
Value assigned to warrants in connection with convertible promissory and short-term notes	579,873	777,490
Reclassification to equity	(1,179,418)	—
Change in fair value of warrant liability	35,235	258,015
Balance as of end of period	$817,155	$1,381,465

	2018	2017
Premium debt conversion derivatives
Balance as of beginning of period	$462,174	$137,650
Value assigned to the underlying derivatives in connection with convertible promissory and short-term notes	218,052	342,486
Change in fair value of premium debt conversion derivatives	(371,831)	(17,962)
Balance as of end of period	$308,395	$462,174

Intellectual Property

The Company has entered into two licensing agreements with major research institutions, which allows for access to certain patented technology and know-how. Payments under those agreements are capitalized and amortized to general and administrative expense over the expected useful life of the acquired technology.

Impairment of Long-Lived Assets

The Company evaluates its long-lived assets, which consists entirely of licensed intellectual property for impairment whenever events or changes in circumstances indicate that the carrying value of these assets may not be recoverable. The Company assesses the recoverability of long-lived assets by determining whether or not the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset. Through September 30, 2018, no milestones triggering possible impairment of the Company’s long-lived assets have occurred.

Debt Issuance Costs

Debt issuance costs are recorded as a reduction of the convertible promissory notes and short-term notes when applicable. Amortization of debt issuance costs is calculated using the straight-line method over the term of the convertible promissory notes, which approximates the effective interest method, and is recorded in interest expense in the accompanying consolidated statements of operations.

Research and Development Costs

Research and development costs are charged to expense as incurred. Research and development expenses may comprise of costs incurred in performing research and development activities, including clinical trial costs, manufacturing costs for both clinical and pre-clinical materials as well as other contracted services, license fees, and other external costs. Nonrefundable advance payments for goods and services that will be used in future research and development activities are expensed when the activity is performed or when the goods have been received, rather than when payment is made, in accordance with ASC 730, Research and Development.

Warrant Liability

The Company issued warrants to purchase equity securities in connection with the issuance of convertible promissory notes (See Note 7– Short-Term Promissory Notes and Unsecured Loans and Note 8 – Convertible Promissory Notes and Warrant Agreements). The Company accounts for these warrants as a liability at fair value when the number of shares is not fixed and determinable in cases where warrant pricing protections in future equity financings are not available to other common stockholders. Additionally, issuance costs associated with the warrant liability are expensed as incurred and reflected as interest expense in the accompanying consolidated statements of operations. The Company adjusts the liability for changes in fair value until the earlier of the exercise or expiration of the warrants for any period when pricing protections in future equity financings remain in place, or until such time, if any, as the number of shares to be exercised becomes fixed, at which point the warrants will be classified in stockholders’ (deficit) equity provided that there are sufficient authorized and unissued shares of common stock to settle the warrants and redeem any other contracts that may require settlement in shares of common stock. Any future change in fair value of the warrant liability, when outstanding, is recognized in the consolidated statements of operations.

Premium Debt Conversion Derivatives

The Company evaluates all conversion and redemption features contained in a debt instrument to determine if there are any embedded derivatives that require separation from the host debt instrument. An embedded derivative that requires separation is bifurcated from its host debt instrument and a corresponding discount to the host debt instrument is recorded. The discount is amortized and recorded to interest expense over the term of the host debt instrument using the straight-line method which approximates the effective interest method.  The separated embedded derivatives are accounted for separately on a fair value basis. The Company records the fair value changes of separated embedded derivatives at each reporting period in the consolidated statements of operations (See Note 7– Short-Term Promissory Notes and Unsecured Loans and Note 8 – Convertible Promissory Notes and Warrant Agreements). The Company determined that the redemption features under the convertible promissory notes qualified as embedded derivatives and therefore separated from the debt host with regard to the convertible promissory notes.

Income Taxes

For the Company, income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax base and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred tax assets are reduced by a valuation allowance if it is more likely than not that some portion of all of the deferred tax asset will not be realized.

On December 22, 2017, the Tax Cuts and Jobs Act of 2017 was signed into law making significant changes to the U.S. tax code. Changes affecting the Company’s consolidated financial statements include, but are not limited to, a U.S federal corporate tax rate decrease from 35% to 21% effective for tax years beginning after December 31, 2017. The Company has adjusted the disclosure amounts related to deferred tax assets and the valuation allowance recorded to reflect the new federal corporate tax rates.

Net Loss Per Share

For the Company, basic loss per share of common stock is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period.

Diluted earnings or loss per share of common stock is computed similarly to basic earnings or loss per share except the weighted average shares outstanding are increased to include additional shares from the assumed exercise of any common stock equivalents, if dilutive. The Company’s convertible promissory notes, warrants and stock options are considered common stock equivalents for this purpose. Diluted earnings is computed utilizing the treasury method for the warrants and stock options. Diluted earnings with respect to the convertible promissory notes utilizing the if-converted method was not applicable during the nine month transition period ended September 30, 2018 or for the year ended December 31, 2017 as no conditions required for conversion had occurred during these periods. No incremental common stock equivalents were included in calculating diluted loss per share because such inclusion would be anti-dilutive given the net loss reported for the nine month transition period ended September 30, 2018 and for the year ended December 31, 2017.

The following potential common shares were not considered in the computation of diluted net loss per share as their effect would have been anti-dilutive for the nine month transition period ended September 30, 2018 and for the year ended December 31, 2017:

	2018		2017
Warrants	2,927,572	(1)	189,750	(1)
Stock options	368,216		365,716

(1)	There are additional potential warrants to be included which will be known, if and when a qualified financing event greater than $3 million occurs in the future related to the 2017 Convertible Notes.

Recent Accounting Pronouncements

In May 2017, the FASB issued Accounting Standards Update (ASU) 2017-09, Compensation - Stock Compensation (Topic 718): Scope of Modification Accounting (ASU 2016-09), which provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718. This pronouncement is effective for annual reporting periods beginning after December 15, 2017. The Company has adopted this standard for the nine month transition period ended September 30, 2018. The adoption of this standard did not have any impact on the Company’s consolidated financial statements.

In July 2017, the FASB issued ASU No. 2017-11, Earnings Per Share, Distinguishing Liabilities from Equity and Derivatives and Hedging, which changes the accounting and earnings per share for certain instruments with down round features. The amendments in this ASU should be applied using a cumulative-effect adjustment as of the beginning of the fiscal year or retrospective adjustment to each period presented and is effective for annual periods beginning after December 15, 2018 for public business entities, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the requirements of this new guidance and has not yet determined its impact on the Company’s consolidated financial statements.

In June 2018, the FASB issued ASU 2018-07, Compensation - Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting (ASU 2018-07), which expands the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. An entity should generally apply the requirements of Topic 718 to nonemployee awards except in circumstances where there is specific guidance on inputs to an option pricing model and the attribution of cost. ASU 2018-07 specifies that Topic 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. The guidance also clarifies that Topic 718 does not apply to share-based payments used to effectively provide (1) financing to the issuer or (2) awards granted in conjunction with selling goods or services to customers as part of a contract accounted for under ASC 606, Revenue from Contracts with Customers (ASC 606). This guidance is effective for annual reporting periods beginning after December 15, 2018, with early adoption permitted, but no earlier than an entity’s adoption date of ASC 606. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13). The new guidance modifies the disclosure requirements in Topic 820 as follows:

●	Removals: the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy; the policy for timing of transfers between levels; and the valuation processes for Level 3 fair value measurements.

●	Modifications: for investments in certain entities that calculate net asset value, an entity is required to disclose the timing of liquidation of an investee’s assets and the date when restrictions from redemption might lapse only if the investee has communicated the timing to the entity or announced the timing publicly; and the amendments clarify that the measurement uncertainty disclosure is to communicate information about the uncertainty in measurement as of the reporting date.

●	Additions: the changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period; and the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements.

This guidance is effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should all be applied prospectively for only the most recent interim or annual period presented in the initial year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. Early adoption is permitted. An entity is permitted to early adopt any removed or modified disclosures upon issuance of ASU 2018-13 and delay adoption of the additional disclosures until their effective date. The Company is currently evaluating the impact of the new guidance on its financial statements.